Net Loss Per Share - Summary of Computation of Basic and Diluted Net Loss and Net Loss Per Share (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss-basic and diluted	$ (45,461,000)	$ (12,615,000)	$ (24,454,761)	[1]	$ (5,226,445)
Weighted-average number of common shares-basic and diluted	9,643,231	2,381,041	2,381,041	[2]	2,381,041
Net loss per share-basic and diluted	$ (4.71)	$ (5.30)	$ (10.27)		$ (2.20)

[1]	Represents actual net loss.
[2]	Represents actual weighted average common shares outstanding-basic.